Debt - Schedule of Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Secured Term Note Payable	$ 9,077	$ 9,077	$ 11,497
Insurance and Other Notes Payable	161	121
Less: Amounts due within one year	(2,661)	(2,621)
Total Debt	$ 6,577	$ 6,577	$ 4,705